CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 787,375	$ 107,870	¥ 588,644
Restricted cash	92,331	12,649	173,246
Short-term investments	2,131,738	292,047	2,541,889
Accounts receivable, net	283,167	38,794	268,743
Inventory	118,288	16,205	106,530
Contract assets	259,518	35,554	0
Prepayments and other current assets	276,768	37,917	339,251
Total current assets	3,949,185	541,036	4,018,303
Non-current assets:
Long-term restricted cash	20,000	2,740	20,000
Property, equipment and software, net	139,425	19,101	322,806
Right-of-use assets	8,814	1,208	16,353
Other non-current assets	7,754	1,062	20,469
Deferred tax assets, net	2,382	326	22,165
Total non-current assets	178,375	24,437	401,793
Total assets	4,127,560	565,473	4,420,096
Current liabilities:
Accounts and notes payable	563,432	77,190	767,669
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 731 and RMB 1,144 as of December 31, 2023 and 2024, respectively (Note 1))	126,441	17,322	143,653
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB8,003 and RMB3,987 as of December 31, 2023 and 2024, respectively (Note 1))	207,542	28,433	230,763
Current portion of lease liabilities	1,291	177	7,399
Accruals and other current liabilities (including accruals and other current liabilities of the VIEs without recourse to the Company of RMB 13 and RMB 13 as of December 31, 2023 and 2024, respectively (Note 1))	345,478	47,330	336,959
Total current liabilities	1,244,184	170,452	1,486,443
Non-current liabilities:
Long term lease liabilities	5,285	724	7,641
Total non-current liabilities	226,855	31,079	204,226
Total liabilities	1,471,039	201,531	1,690,669
Commitments and contingencies (Note 16)
Shareholders' equity:
Treasury shares (7,721,582 and 19,789,656 shares as of December 31, 2023 and 2024, respectively)	(45,812)	(6,276)	(5,549)
Additional paid-in capital	11,752,684	1,610,111	11,791,570
Statutory reserves	17,057	2,337	16,593
Accumulated other comprehensive income	202,601	27,756	182,824
Accumulated deficit	(9,270,356)	(1,270,034)	(9,256,358)
Total shareholders' equity	2,656,521	363,942	2,729,427
Total liabilities and shareholders' equity	4,127,560	565,473	4,420,096
Related Party
Non-current liabilities:
Other non-current liabilities	1,000	137	1,000
Nonrelated Party
Non-current liabilities:
Other non-current liabilities	220,570	30,218	195,585
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	41	296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51	$ 7	¥ 51